REDEEMABLE PREFERRED SHARES - Movement of redeemable preferred shares (Details) ¥ in Thousands, $ / shares in Thousands, $ in Millions		12 Months Ended
	Mar. 27, 2019 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Movement of the redeemable preferred shares
Balance at beginning of year		¥ 958,480
Balance at end of year		¥ 1,047,012	¥ 958,480
Redeemable preferred shares
Movement of the redeemable preferred shares
Share price | $ / shares	$ 1
Dividend rate per annum		5.00%
Increase dividend rate per annum		7.00%
Increase in dividend rate each quarter thereafter if the Company has not redeemed all of the preferred shares outstanding as of the eighth anniversary of the Issue Date		0.50%
Balance at beginning of year		¥ 958,480	980,910	¥ 1,061,981
Accrual of redeemable preferred shares dividends		51,212	49,073	52,709
Settlement of redeemable preferred shares dividends		(51,578)	(49,221)	(65,489)
Foreign exchange impact		88,898	(22,282)	(68,291)
Balance at end of year		¥ 1,047,012	¥ 958,480	¥ 980,910
Redeemable preferred shares | GDS Holdings
Movement of the redeemable preferred shares
Issuance of shares (in shares) | shares	150,000
Share price | $ / shares	$ 1
Issuance of redeemable preferred shares | $	$ 150